Schedule of Investments (unaudited)	iShares® MSCI Norway ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.3%
Kongsberg Gruppen ASA	15,088	$1,297,230

Banks — 12.6%
DNB Bank ASA	145,534	2,845,153
SpareBank 1 Nord Norge	16,292	155,527
SpareBank 1 Oestlandet	5,893	76,636
SpareBank 1 SMN	22,264	325,119
SpareBank 1 SR-Bank ASA	31,731	410,632
		3,813,067
Biotechnology — 0.1%
Nykode Therapeutics ASA(a)(b)	28,007	42,105

Broadline Retail — 0.6%
Europris ASA(c)	27,208	182,147

Chemicals — 4.3%
Borregaard ASA	16,296	298,710
Elkem ASA(a)(c)	49,358	103,152
Yara International ASA	28,401	883,142
		1,285,004
Commercial Services & Supplies — 0.1%
Aker Carbon Capture ASA(a)	61,454	43,429

Construction & Engineering — 0.9%
Cadeler AS(a)	33,108	206,604
Norconsult Norge A/S, NVS	18,641	57,541
		264,145
Diversified Telecommunication Services — 4.2%
Telenor ASA	108,023	1,259,683

Electrical Equipment — 0.7%
NEL ASA(a)(b)	286,685	219,861

Electronic Equipment, Instruments & Components — 0.3%
Kitron ASA	30,500	97,866

Energy Equipment & Services — 7.4%
Aker Solutions ASA	46,432	203,091
Borr Drilling Ltd.	36,239	243,049
BW Offshore Ltd.	14,222	41,055
DOF Group ASA(a)	24,241	222,722
Odfjell Drilling Ltd.	16,246	89,468
PGS ASA(a)	163,866	147,359
Seadrill Ltd.(a)	5,064	258,764
Subsea 7 SA	39,147	726,922
TGS ASA(b)	22,477	295,568
		2,227,998
Food Products — 13.1%
Austevoll Seafood ASA	15,648	127,693
Bakkafrost P/F	8,635	475,761
Grieg Seafood ASA	8,757	60,528
Leroy Seafood Group ASA	45,987	201,625
Mowi ASA	79,831	1,435,567
Orkla ASA	120,244	962,735
Salmar ASA	11,324	691,487
		3,955,396
Independent Power and Renewable Electricity Producers — 0.6%
Scatec ASA(a)(c)	20,445	169,693

Industrial Conglomerates — 0.8%
Aker ASA, Class A	3,825	228,015
Security	Shares	Value

Insurance — 5.4%
Gjensidige Forsikring ASA	34,306	$602,029
Protector Forsikring ASA	9,198	212,505
Storebrand ASA	75,855	822,072
		1,636,606
IT Services — 0.6%
Atea ASA	13,494	187,697

Machinery — 1.8%
TOMRA Systems ASA	40,624	534,982

Marine Transportation — 4.1%
Belships ASA	19,539	44,490
Golden Ocean Group Ltd.	22,258	318,826
Gram Car Carriers ASA	2,014	49,600
Hoegh Autoliners ASA	21,270	253,920
MPC Container Ships ASA	64,744	139,366
Odfjell SE, Class A	2,593	44,467
Stolt-Nielsen Ltd.	4,015	185,444
Wallenius Wilhelmsen ASA	18,144	193,828
		1,229,941
Media — 2.7%
Schibsted ASA, Class A	12,543	363,278
Schibsted ASA, Class B	16,699	451,191
		814,469
Metals & Mining — 5.1%
Norsk Hydro ASA	227,586	1,541,130

Oil, Gas & Consumable Fuels — 26.3%
Aker BP ASA	54,206	1,399,454
Avance Gas Holding Ltd.(c)	3,320	58,453
BlueNord ASA(a)(b)	4,045	211,956
BW Energy Ltd.(a)	10,831	34,671
BW LPG Ltd.(c)	14,409	298,440
Cool Co. Ltd.	4,160	52,155
DNO ASA	82,874	92,763
Equinor ASA	154,538	4,485,887
Flex LNG Ltd.	5,530	159,320
Frontline PLC, NVS	24,821	714,439
Hafnia Ltd.	48,138	423,028
		7,930,566
Passenger Airlines — 0.5%
Norwegian Air Shuttle ASA(a)(b)	124,002	166,656

Real Estate Management & Development — 0.4%
Entra ASA(a)(c)	12,497	134,407

Semiconductors & Semiconductor Equipment — 1.5%
Nordic Semiconductor ASA(a)	31,415	406,025
REC Silicon ASA(a)(b)	46,770	42,752
		448,777
Software — 0.5%
Crayon Group Holding ASA(a)(b)(c)	13,060	140,340

Total Long-Term Investments — 98.9%
(Cost: $33,942,787)		29,851,210

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.49%(d)(e)(f)	693,664	693,872

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(d)(e)	10,000	$10,000

Total Short-Term Securities — 2.3%
(Cost: $703,836)		703,872

Total Investments — 101.2%
(Cost: $34,646,623)		30,555,082

Liabilities in Excess of Other Assets — (1.2)%		(366,399)

Net Assets — 100.0%		$30,188,683

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$552,887	$141,029	(a)	$—	$(26)	$(18)	$693,872	693,664	$8,848	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—	—	—	10,000	10,000	708		—
					$(26)	$(18)	$703,872		$9,556		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	06/21/24	$327	$1,277

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,680,061	$22,171,149	$—	$29,851,210
Short-Term Securities
Money Market Funds	703,872	—	—	703,872
	$8,383,933	$22,171,149	$—	$30,555,082
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,277	$—	$1,277

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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